Basis of Presentation and Our Segments (Narrative) (Details)	12 Months Ended
Dec. 28, 2024 segment country
Basis Of Presentation And Our Divisions [Line Items]
Number of Reportable Segments | segment	6
Manufacture and sell in (number of countries) | country	200
Maximum [Member]
Basis Of Presentation And Our Divisions [Line Items]
Noncontrolling Interest, Ownership Percentage by Parent	50.00%